Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
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Commitments and Contingencies
36.	Commitments and Contingencies

(1)	Collateral assets and commitments
SK Broadband Co., Ltd., a subsidiary of the Parent Company, has pledged its properties as collateral for leases on buildings in the amount of ₩1,198 million as of December 31, 2025.

(2)	Legal claims and litigations
As of December 31, 2025, the Group is involved in various legal claims and litigations. The provision recognized in relation to these claims and litigations is immaterial. For legal claims and litigations for which no provision has been recognized, management does not believe the Group has a present obligation, nor is any such matter expected to have a material effect on the Group’s financial position or operating results in the event an outflow of resources becomes necessary.

(3)	Accounts receivable from sale of handsets
Retail stores and authorized dealers of the Parent Company sell handsets to the Parent Company’s subscribers on an installment basis. The Parent Company has entered into comprehensive agreements with these retail stores and authorized dealers to purchase the related accounts receivable from handset sales and to transfer the accounts receivable from handset sales to special purpose companies which were established with the purpose of liquidating receivables, respectively.
The accounts receivable from sale of handsets amounting to ₩205,160 million and ₩241,962 million as of December 31, 2025 and 2024, respectively, which the Parent Company purchased according to the relevant comprehensive agreements, are recognized as accounts receivable – other and long-term accounts receivable – other.

(4)	Obligation relating to spin-off
The Parent Company completed the
spin-off
of its business of managing investments in semiconductor, New Information and Communication Technologies(“ICT”) and other businesses and making new investments on November 1, 2021. In accordance with Article
530-9
(1) of the Korean Commercial Act, the Parent Company and SK Square Co., Ltd., the
spin-off
company, are jointly and severally liable for liabilities incurred by the Parent Company prior to the spin-off.

(5)	As of December 31, 2025, the Group has committed to incur ₩24,008 million of acquisition costs for property and equipment and intangible assets in future periods under existing arrangements.

(6)
According to the covenants associated with the Group’s bond issuances and borrowings, the Group is required to maintain certain financial ratios, including the debt ratio, within specified thresholds. The funds obtained must be used for specified purposes, and regular reporting to lenders is required. Additionally, the contracts include clauses that restrict the provision of additional collateral over the Group’s assets and limit the disposal of certain assets.

(7)
The Parent Company entered into a contract with SK Inc. for the use of Amazon Web Services (“AWS”). In accordance with the contract, the Parent Company is entitled to receive AWS services for a ten-year
period beginning in July 2025, with a total contract value of USD 800,000,000.